Registration No. 333-99437

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    [ ] Pre-Effective Amendment No. _____ [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                    Exact name of Registrant as Specified in
                                    Charter:

                           HARTFORD SERIES FUND, INC.

                     Address of Principal Executive Offices:
                 P.O. Box 2999 Hartford, Connecticut 06104-2999
                  Registrant's Telephone Number: (860) 297-6443

                     Name and Address of Agent for Service:
                               Kevin J. Carr, Esq.
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                55 Farmington Avenue Hartford, Connecticut 06105

                                    Copy to:
                                John V. O'Hanlon
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                                Boston, MA 02116

                  Approximate Date of Proposed Public Offering:
                     It is proposed that this filing become
           effective immediately upon filing pursuant to Rule 485(b).

     The title of the securities being registered is shares of common stock.

No filing fee is required because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940.

This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of filing the final tax opinions as Exhibits 12(a) through 12(e) to the Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on November 8, 2002 (SEC File No. 333-99437).

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

          Article FIFTH of the Articles of Incorporation provides, in relevant part:

          (f) The Corporation shall indemnify (i) its directors and officers, whether serving the corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (g) To the fullest extent permitted by Maryland statutory or decisional Law, as amended or interpreted, and the Investment Company Act, no director or officer of the corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

     (1)(a)    Articles of Incorporation (i)

     (1)(b)    Articles Supplementary dated August 20, 2002 (ii)

     (1)(c)    Articles Supplementary dated September 9, 2002 (iv)

     (1)(d)    Articles Supplementary dated January 7, 2003 (iv)

     (2)       By-Laws (iv)

     (3)       Not applicable

     (4)       Agreement and Plan of Reorganization (filed herewith)

     (5)       See (1) above

     (6)(a) Amended and Restated Investment Management Agreement (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund,
               Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (iv)

     (6)(b) Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS
               Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (iv)

     (6)(c) Amended and Restated Investment Advisory Agreement (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund) (iv)

     (6)(d) Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (iv)

     (6)(e) Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford
               International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (iv)

     (6)(f) Amended and Restated Investment Services Agreement with Hartford Investment Management Company (Hartford High Yield HLS Fund) (iv)

     (6)(g) Amended and Restated Investment Services Agreement with Hartford Investment Management Company (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund) (iv)

     (7)       Amended and Restated Principal Underwriting Agreement (iv)

     (8)       Not applicable

     (9)       Amended and Restated Custodian Agreement (iv)

     (l0)(a)   Amended and Restated Rule l2b-l Distribution Plan (iv)

     (10)(b)   Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (iv)

     (11) Opinion and consent of Kevin J. Carr, in-house counsel to the Registrant, with respect to the legality of the securities being registered (iii)

     (12)(a) Opinion and consent of Dechert LLP with respect to tax matters concerning the reorganization of Hartford American Leaders HLS Fund (filed herewith)

     (12)(b) Opinion and consent of Dechert LLP with respect to tax matters concerning the reorganization of Hartford Blue Chip Stock II HLS Fund (filed herewith)

     (12)(c) Opinion and consent of Dechert LLP with respect to tax matters concerning the reorganization of Hartford Global Equity HLS Fund (filed herewith)

     (12)(d) Opinion and consent of Dechert LLP with respect to tax matters concerning the reorganization of Hartford International Stock II HLS Fund (filed herewith)

     (12)(e) Opinion and consent of Dechert LLP with respect to tax matters concerning the reorganization of Hartford Investors Growth HLS Fund (filed herewith)

     (13)(a)   Amended and Restated Share Purchase Agreement (iv)

     (13)(b)   Amended and Restated Share Purchase Agreement (iv)

     (13)(c)   Amended and Restated Administrative Services Agreement (iv)

     (14)(a)   Consent of Arthur Anderson LLP*

     (14)(b)   Consent of KPMG LLP (iii)

     (15)      Not applicable

     (16)      Power of attorney (iii)

     (17)(a)   Form of voting instructions (iii)

     (17)(b)   Certified copy of Board resolution (filed herewith)

--------------------------------------
(i) Incorporated herein by reference to Registrant's Initial Registration Statement on February 2, 1998 (SEC File No. 333-45431/811-08629).

(ii) Incorporated herein by reference to Registrant's Post-Effective Amendment #16 under the Securities Act of 1933 and #14 under the Investment Company Act of 1940 on August 29, 2002 (SEC File No. 333-45431/811-08629).

(iii) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on September 11, 2002 (SEC File No. 333-99437).

(iv) Incorporated herein by reference to Registrant's Post-Effective Amendment #18 under the Securities Act of 1933 and #16 under the Investment Company Act of 1940 on February 11, 2003 (SEC File No. 333-45431/811-08629).

-------------------------------------
* In light of recent developments affecting Arthur Andersen LLP, including the departure of certain key audit personnel, management has been unable, despite reasonable efforts, to obtain Arthur Andersen LLP's consent to the inclusion in this registration statement of the Acquiring Funds' audited financial statements. The failure of Arthur Andersen LLP to provide its consent may adversely affect the ability of a contractholder to seek to recover damages related to the contractholder's reliance on such financial statements.

ITEM 17. UNDERTAKINGS.

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in additional to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

          As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Hartford and the state of Connecticut on the 28th day of March, 2003.

                                          HARTFORD SERIES FUND, INC.

                                                       *
                                          --------------------------------------
                                          By:      David M. Znamierowski
                                          Its:     President
/s/Kevin J. Carr
-------------------
*By Kevin J. Carr
Attorney-in-fact



          As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature:                                           Title:

               *                                     President (Chief Executive
---------------------------------                    Officer) & Director
David M. Znamierowski


               *                                     Vice President, Controller
---------------------------------                    & Treasurer (Chief
George R. Jay                                        Accounting Officer & Chief
                                                     Financial Officer)


               *                                     Director
---------------------------------
Winifred E. Coleman


               *                                     Director
---------------------------------
Duane E. Hill


               *                                     Director
---------------------------------
Thomas M. Marra


               *                                     Director
---------------------------------
Robert M. Gavin, Jr.


               *                                     Director
---------------------------------
Phillip O. Peterson


               *
---------------------------------                    Director
Millard H. Pryor, Jr.


               *                                     Director
---------------------------------
Lowndes A. Smith


               *                                     Director
---------------------------------
John K. Springer



/s/Kevin J. Carr                                     Dated:  March 28, 2003
---------------------------------
*By Kevin J. Carr
Attorney-in-fact